UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07616

Nuveen Missouri Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Missouri Premium Income Municipal Fund (NOM)
	August 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 157.3% (100.0% of Total Investments)

	MUNICIPAL BONDS – 157.3% (100.0% of Total Investments)

	Consumer Staples – 4.0% (2.5% of Total Investments)
$ 1,055	Missouri Development Finance Board, Solid Waste Disposal Revenue Bonds, Procter and Gamble	No Opt. Call	AA–	$ 1,372,945
	Inc., Series 1999, 5.200%, 3/15/29 (Alternative Minimum Tax)
	Education and Civic Organizations – 23.3% (14.8% of Total Investments)
300	Curators of the University of Missouri, System Facilities Revenue Bonds, Refunding Series	11/24 at 100.00	AA+	341,118
	2014A, 4.000%, 11/01/33
250	Lincoln University, Missouri, Auxiliary System Revenue Bonds, Series 2007, 5.125%, 6/01/37 –	6/17 at 100.00	AA	257,980
	AGC Insured
410	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	6/23 at 100.00	A1	473,837
	Kansas City University of Medicine and Biosciences, Series 2013A, 5.000%, 6/01/33
750	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	5/23 at 100.00	BBB+	858,113
	Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43
600	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	10/22 at 100.00	BBB–	656,538
	Southwest Baptist University Project, Series 2012, 5.000%, 10/01/33
725	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	10/23 at 100.00	A+	857,465
	University of Central Missouri, Series 2013C-2, 5.000%, 10/01/34
630	Missouri Health and Educational Facilities Authority, Revenue Bonds, A.T. Still University of	10/21 at 100.00	A–	731,795
	Health Sciences, Series 2011, 5.250%, 10/01/41
510	Missouri Health and Educational Facilities Authority, Revenue Bonds, A.T. Still University of	10/23 at 100.00	A–	598,067
	Health Sciences, Series 2014, 5.000%, 10/01/39
700	Missouri Health and Educational Facilities Authority, Revenue Bonds, Rockhurst University,	10/18 at 103.00	BBB–	778,253
	Series 2011A, 6.500%, 10/01/35
1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University,	10/25 at 100.00	AA–	1,114,310
	Series 2015A, 4.000%, 10/01/42
550	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University,	11/21 at 100.00	AAA	644,985
	Series 2011B, 5.000%, 11/15/37
600	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University,	4/21 at 100.00	A2	679,296
	Series 2011, 5.000%, 4/01/36
7,025	Total Education and Civic Organizations			7,991,757
	Health Care – 36.9% (23.4% of Total Investments)
525	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue	6/19 at 100.00	AA–	585,480
	Bonds, Saint Francis Medical Center, Series 2009A, 5.750%, 6/01/39
	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue
	Bonds, Southeast Missouri Hospital Association, Series 2007
760	5.000%, 6/01/27	6/17 at 100.00	BB+	762,272
560	5.000%, 6/01/36	6/17 at 100.00	BB+	560,403
930	Cass County, Missouri, Hospital Revenue Bonds, Series 2007, 5.625%, 5/01/38	11/16 at 100.00	BBB	934,669
480	Clinton County Industrial Development Authority, Missouri, Revenue Bonds, Cameron Regional	12/17 at 100.00	N/R	486,413
	Medical Center, Series 2007, 5.000%, 12/01/37
200	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman	2/21 at 100.00	A–	227,818
	Health System, Series 2011, 5.500%, 2/15/31
315	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman	2/24 at 100.00	A–	368,843
	Health System, Series 2015, 5.000%, 2/15/35
250	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC	No Opt. Call	AA	273,320
	Health System, Series 2015A, 4.000%, 1/01/45
540	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Capital	11/20 at 100.00	A3	609,325
	Region Medical Center, Series 2011, 5.000%, 11/01/27
1,730	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth,	11/23 at 100.00	A2	2,004,239
	Series 2013A, 5.000%, 11/15/44
415	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth,	11/25 at 100.00	A2	502,677
	Series 2015A, 5.000%, 11/15/32
335	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Heartland	2/22 at 100.00	A1	384,547
	Regional Medical Center, Series 2012, 5.000%, 2/15/37
290	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy	No Opt. Call	AA–	310,541
	Health, Series 2012, 4.000%, 11/15/42
500	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Saint	12/21 at 100.00	A+	585,310
	Luke’s Episcopal and Presbyterian Hospitals, Series 2011, 5.000%, 12/01/25
500	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM	6/24 at 100.00	AA–	604,185
	Health Care, Series 2014A, 5.000%, 6/01/31
2,000	Missouri Health and Educational Facilities Authority, Health Facility Revenue Bonds, Saint	11/20 at 100.00	A+	2,263,679
	Luke’s Health System, Series 2010A, 5.000%, 11/15/30
350	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds,	11/16 at 100.00	N/R	350,798
	Ranken-Jordan Project, Refunding Series 2007, 5.000%, 11/15/27
720	Saline County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds,	12/20 at 100.00	BBB–	813,312
	John Fitzgibbon Memorial Hospital Inc., Series 2010, 5.600%, 12/01/28
11,400	Total Health Care			12,627,831
	Housing/Single Family – 0.6% (0.4% of Total Investments)
155	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds,	9/16 at 100.00	AA+	155,259
	Homeownership Loan Program, Series 2007A-1, 4.700%, 9/01/27 (Alternative Minimum Tax)
55	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds,	3/17 at 100.00	AA+	55,004
	Homeownership Loan Program, Series 2007C-1, 4.800%, 9/01/38 (Alternative Minimum Tax)
210	Total Housing/Single Family			210,263
	Long-Term Care – 14.4% (9.2% of Total Investments)
250	Bridgeton Industrial Development Authority, Missouri, Senior Housing Revenue Bonds, The Sarah	5/18 at 100.00	N/R	253,315
	Community Project, Series 2013, 4.500%, 5/01/28
500	Joplin Industrial Development Authority, Missouri, Revenue Bonds, Christian Homes Inc., Series	5/17 at 100.00	BBB–	507,250
	2007F, 5.750%, 5/15/31
475	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village	8/17 at 100.00	BBB–	485,631
	Obligated Group, Series 2007A, 5.125%, 8/15/32
250	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village	No Opt. Call	BBB–	287,560
	Obligated Group, Series 2014A, 5.250%, 8/15/39
250	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services	2/21 at 100.00	BBB+	288,233
	Projects, Series 2011, 6.000%, 2/01/41
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services
	Projects, Series 2014A
250	5.000%, 2/01/35	2/24 at 100.00	BBB+	282,045
500	5.000%, 2/01/44	2/24 at 100.00	BBB+	561,620
190	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services	2/26 at 100.00	BBB+	221,223
	Projects, Series 2016A, 5.000%, 2/01/46
100	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of	No Opt. Call	BBB–	107,522
	Chesterfield, Series 2012, 5.000%, 9/01/42
	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of
	Sunset Hills, Series 2012:
250	5.000%, 9/01/32	No Opt. Call	A–	279,963
425	5.000%, 9/01/42	9/22 at 100.00	A–	471,725
430	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of	9/23 at 100.00	A–	507,387
	Sunset Hills, Series 2013A, 5.875%, 9/01/43
570	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of	9/17 at 100.00	BBB–	581,696
	West County, Series 2007A, 5.500%, 9/01/28
100	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew’s	12/25 at 100.00	N/R	107,340
	Resources for Seniors, Series 2015A, 5.125%, 12/01/45
4,540	Total Long-Term Care			4,942,510
	Tax Obligation/General – 10.6% (6.7% of Total Investments)
500	Branson Reorganized School District R-4, Taney County, Missouri, General Obligation Bonds,	3/22 at 100.00	A+	550,735
	School Building Series 2012, 4.375%, 3/01/32
500	Fort Zumwalt School District, Callaway County, Missouri, General Obligation Bonds, Refunding &	3/24 at 100.00	AA+	561,180
	Improvement Series 2015, 4.000%, 3/01/32
1,685	Independence School District, Jackson County, Missouri, General Obligation Bonds, Series 2010,	3/20 at 100.00	AA+	1,908,582
	5.000%, 3/01/27
500	Jackson County Reorganized School District 4, Blue Springs, Missouri, General Obligation Bonds,	3/21 at 100.00	AA	577,140
	School Building Series 2013A, 5.000%, 3/01/31
3,185	Total Tax Obligation/General			3,597,637
	Tax Obligation/Limited – 22.7% (14.5% of Total Investments)
910	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/22 at 100.00	AA+	1,066,975
	Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/33
350	Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams Farm Project, Special	6/24 at 100.00	N/R	364,760
	Districts Refunding & Improvement Series 2015A, 4.750%, 6/01/30
315	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series	11/16 at 100.00	N/R	289,154
	2006, 5.000%, 6/01/28
430	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	A	470,523
	Howard Bend Levee District, St. Louis County, Missouri, Levee District Improvement Bonds,
	Series 2013B:
180	4.875%, 3/01/33	3/23 at 100.00	BB+	194,278
115	5.000%, 3/01/38	3/23 at 100.00	BB+	124,882
485	Jackson County, Missouri, Special Obligation Bonds, Truman Medical Center Project, Series	12/21 at 100.00	Aa3	552,109
	2011B, 4.350%, 12/01/23
300	Kansas City Industrial Development Authority, Missouri, Downtown Redevelopment District	9/21 at 100.00	AA–	338,658
	Revenue Bonds, Series 2011A, 5.000%, 9/01/32
155	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway	No Opt. Call	N/R	155,253
	Center Community Improvement District, Senior Refunding & Improvement Series 2016,
	4.250%, 4/01/26
475	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds,	11/16 at 100.00	N/R	475,922
	Briarcliff West Project, Series 2006A, 5.400%, 6/01/24
110	Kansas City, Missouri, Special Obligation Bonds, Downtown Arena Project, Refunding &	4/25 at 100.00	AA–	120,712
	Improvement Series 2016E, 4.000%, 4/01/36
325	Kansas City, Missouri, Special Obligation Bonds, Downtown Redevelopment District, Series	9/23 at 100.00	AA–	384,664
	2014C, 5.000%, 9/01/33
245	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Branson –	6/23 at 100.00	A	259,247
	Branson Landing Project, Series 2015A, 4.000%, 6/01/34
110	Monarch-Chesterfield Levee District, Saint Louis County, Missouri, Levee District Improvement	9/16 at 100.00	AA–	110,468
	Bonds, Series 1999, 5.750%, 3/01/19 – NPFG Insured
500	Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitts Point Transportation Development	11/16 at 100.00	N/R	500,115
	District, Series 2006, 5.000%, 5/01/23
140	Plaza at Noah’s Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and	5/21 at 100.00	N/R	147,811
	Improvement District Revenue Bonds, Series 2015, 5.000%, 5/01/30
1,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	363,090
	8/01/41 – NPFG Insured
250	Saint Louis County Industrial Development Authority, Missouri, Sales Tax Revenue Bonds,	7/24 at 100.00	N/R	263,758
	Chesterfield Blue Valley Community Improvement District Project, Series 2014A, 5.250%, 7/01/44
600	Springfield, Missouri, Special Obligation Bonds, Sewer System Improvements Project, Series	4/25 at 100.00	Aa2	665,700
	2015, 4.000%, 4/01/35
	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North
	Village Project, Series 2005A:
340	5.375%, 11/01/24	11/16 at 100.00	N/R	340,388
400	5.500%, 11/01/27	11/16 at 100.00	N/R	400,452
200	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North	11/16 at 100.00	N/R	200,362
	Village Project, Series 2005B, 5.500%, 11/01/27
8,435	Total Tax Obligation/Limited			7,789,281
	Transportation – 11.9% (7.6% of Total Investments)
335	Guam International Airport Authority, Revenue Bonds, Series 2013B, 5.500%, 10/01/33 –	10/23 at 100.00	AA	412,569
	AGM Insured
1,000	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series	No Opt. Call	AA–	1,085,360
	2005, 5.500%, 7/01/18 – NPFG Insured
2,500	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series	7/17 at 100.00	AA	2,587,746
	2007A, 5.000%, 7/01/21 – AGM Insured
3,835	Total Transportation			4,085,675
	U.S. Guaranteed – 9.9% (6.3% of Total Investments) (4)
600	Carroll County Public Water Supply District 1, Missouri, Water System Revenue Bonds, Refunding	3/18 at 100.00	A– (4)	648,612
	Series 2009, 6.000%, 3/01/39 (Pre-refunded 3/01/18)
200	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series	5/17 at 100.00	AAA	205,878
	2006C, 5.000%, 5/01/36 (Pre-refunded 5/01/17) – NPFG Insured
500	Missouri School Boards Association, Lease Participation Certificates, Clay County School	3/17 at 100.00	AA (4)	511,755
	District 53 Liberty, Series 2007, 5.250%, 3/01/27 (Pre-refunded 3/01/17) – AGM Insured
1,235	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park	11/16 at 100.00	N/R (4)	1,448,050
	Projects, Series 2000A, 6.125%, 6/01/21 – AMBAC Insured (ETM)
500	St. Louis County, Missouri, GNMA Collateralized Mortgage Revenue Bonds, Series 1993D, 5.650%,	No Opt. Call	AA+ (4)	580,965
	7/01/20 (Alternative Minimum Tax) (ETM)
3,035	Total U.S. Guaranteed			3,395,260
	Utilities – 14.3% (9.1% of Total Investments)
2,965	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue	12/16 at 100.00	AA+	2,982,197
	Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – BHAC Insured
	(Alternative Minimum Tax) (UB) (5)
350	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point	1/25 at 100.00	A	420,105
	Project, Refunding Series 2014A, 5.000%, 1/01/32
500	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point	1/26 at 100.00	A	561,190
	Project, Refunding Series 2015A, 4.000%, 1/01/35
	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds, MoPEP
	Facilities, Series 2012:
400	5.000%, 1/01/32	1/21 at 100.00	A2	451,872
425	5.000%, 1/01/37	1/21 at 100.00	A2	476,723
4,640	Total Utilities			4,892,087
	Water and Sewer – 8.7% (5.5% of Total Investments)
2,000	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series	5/22 at 100.00	AAA	2,384,879
	2012A, 5.000%, 5/01/42
500	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue	1/25 at 100.00	Aa3	597,225
	Bonds, Tri-County Water Authority, Series 2015, 5.000%, 1/01/40
2,500	Total Water and Sewer			2,982,104
$ 49,860	Total Long-Term Investments (cost $49,197,226)			53,887,350
	Floating Rate Obligations – (6.5)%			(2,225,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference – (52.5)% (6)			(18,000,000)
	Other Assets Less Liabilities – 1.7%			599,866
	Net Assets Applicable to Common Shares – 100%			$ 34,262,216

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$53,887,350	$ —	$53,887,350

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of August 31, 2016, the cost of investments was $46,877,398.
Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2016, were as follows:

Gross unrealized:
Appreciation	$4,934,366
Depreciation	(149,450)
Net unrealized appreciation (depreciation) of investments	$4,784,916

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference as a percentage of Total
Investments is 33.4%.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Missouri Premium Income Municipal Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         October 28, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         October 28, 2016